Income Taxes	6 Months Ended
Oct. 13, 2024
Income Tax Disclosure [Abstract]
Income Taxes
Note 6 – Income Taxes
The Company’s full pretax loss for the twelve and twenty-four weeks ended October 13, 2024 and October 15, 2023 was from U.S. domestic operations. The Company’s effective tax rate (“ETR”) from continuing operations was (0.7)% and (0.7)% for the twelve and twenty-four weeks ended October 13, 2024, respectively, and (0.8)% and 0.0% for the twelve and twenty-four weeks ended October 15, 2023, respectively, and consists of state income taxes. There were no significant discrete items recorded for the twelve and twenty-four weeks ended October 13, 2024 and October 15, 2023, respectively.
Income Taxes
The components of income tax expense are as follows:

	April 28, 2024	April 30, 2023
Current:
State and local	$36	$192
Total current	$36	192
Income tax expense	$36	$192
The income tax provision attributable to net income (loss) differed from the amounts computed by applying the U.S. federal income tax rate of 21% to income (loss) before income tax for the fiscal years ended April 28, 2024 and April 30, 2023 due to the following:

	April 28, 2024	April 30, 2023
U.S. federal provision at statutory tax rate	$(1,376)	$(1,540)
State income taxes, net of federal benefit	884	(711)
Permanent differences	295	102
PPP loan forgiveness	—	(1,755)
Stock compensation	—	(12)
Change in fair value of warrant liabilities	(5,593)	—
Return-to-provision	(75)	—
Tax credits	(407)	(157)
Deferred adjustment	1,558	—
Change in valuation allowance	4,672	4,265
Other	78	—
Income tax expense	$36	$192
The effective tax rate for the years ended April 28, 2024 and April 30, 2023 was approximately (0.6)%, and (2.6)%, respectively, which was primarily due to the change in fair market value of warrant liabilities, nondeductible transaction costs, the FICA tip credit generated and fully offset by the change in valuation allowance.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at April 28, 2024 and April 30, 2023 are as follows:

	April 28, 2024	April 30, 2023
Deferred tax assets:
Amount due to customers	$550	$1,474
Operating lease liabilities	29,718	28,481
Section 163(j) limitation	3,059	1,481
Net operating losses	20,890	14,961
Tax credits	4,735	4,328
Other accrued liabilities	65	97
Stock compensation	552	271
Other	3	3
Deferred tax assets	$59,572	$51,096
Valuation allowance	(47,693)	(43,021)
Net deferred tax assets	$11,879	$8,075

Deferred tax liabilities:
Property and equipment	$(2,568)	$(2,597)
Operating lease right-of-use assets	(9,311)	(5,478)
Total deferred tax liabilities	(11,879)	(8,075)
Net deferred tax liabilities	$—	$—
As of April 28, 2024, the Company had federal and state net operating loss (NOL) carryforwards of $87,949 and $145,190, respectively, resulting in an NOL deferred tax asset of $20,890.
The federal NOLs generated prior to 2018 of $15,106, expire at various times between 2029 and 2038. The federal NOLs generated post tax reform (beginning in 2018) of $72,843 can be carried forward indefinitely. Under the CARES Act, a five-year carryback was established for NOLs generated in 2018, 2019 and 2020 and the 80% limitation was suspended as well for NOLs generated in these tax years. These CARES Act provisions apply only to the Federal $9,000 of NOLs generated from fiscal years 2019 to 2021. The Company does not expect to be impacted by the provisions of the CARES Act.
As of April 28, 2024, the Company generated $145,190 in state NOLs, and this amount is subject to various carryforward periods; the state NOLs will expire at various times between 2025 and 2044.
The Company recorded a valuation allowance to reflect the estimated amount of certain U.S. and state deferred tax assets that, more likely than not, will not be realized. In making such a determination, the Company evaluates a variety of factors including the Company's operating history, accumulated deficit and the existence of taxable or deductible temporary differences and reversal periods. The net change in total valuation allowance for the fiscal years ended April 28, 2024 and April 30, 2023, was an increase of $4,672 and $4,265, respectively. The fiscal year 2024 and fiscal year 2023 valuation allowance movements were both driven primarily by U.S. and state NOL and credit carryforwards that are not expected on a more likely than not basis to be realized. The net increase in fiscal year 2024 and fiscal year 2023 fully offset U.S. and state tax benefits.
The Company recognizes the benefit of tax positions taken or expected to be taken in its tax returns in the consolidated financial statements when it is more likely than not that the position will be sustained upon examination by authorities. Recognized tax positions are measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon settlement. As of fiscal years ended April 28, 2024 and April 30, 2023, the Company recorded no accrual for unrecognized tax benefits.
The Company classifies interest expense and penalties related to the underpayment of income taxes in the consolidated financial statements as income tax expense. As of fiscal years ended April 28, 2024 and April 30, 2023, the Company recorded no accrued interest and penalties related to unrecognized tax benefits due to available income tax attribute carryforwards.
The Company files U.S. federal and various state income tax returns. In the normal course of business, the Company is subject to examination by taxing authorities. The Company is subject to tax examination in the U.S., various states and for the tax years 2020 to the present for federal, and 2020 to present for states. However, the taxing authorities may continue to examine the Company's federal and state net operating loss carryforwards until the statute of limitations closes on the tax years in which the federal and state net operating losses are utilized.